Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Cash flows from operating activities
Loss before tax	RM (2,963,945)	$ (730,757)	RM (1,446,263)
Adjustments for:
Depreciation of property, plant and equipment	596,135	146,976	611,588
Allowance for expected credit loss on trade receivables	32,131	7,922
Gain on disposal of plant and equipment	(2,723)	(671)	(248,949)
Interest expense	26,282	6,480	121,811
Interest income	(240,175)	(59,215)	(10,947)
Property, plant and equipment write-off			1
Inventories write-down	72,343	17,836	266,009
Inventories write-off	(18,404)	(4,537)	(14,228)
Reversal of inventories write-down	(257,448)	(63,473)	(180,937)
Share of loss of associate	81,320	20,049
Unrealised foreign exchange gain	(267,085)	(65,849)
Operating cash flows before working capital changes	(2,941,569)	(725,239)	(901,915)
Changes in working capital:
Inventories	484,936	119,560	(313,237)
Trade and other receivables	1,390,603	342,852	3,182,555
Trade and other payables	(861,217)	(212,332)	(2,164,792)
Cash used in operating activities	(1,927,247)	(475,159)	(197,389)
Income tax (paid)/refunded	279,052	68,800	(40,554)
Net cash used in operating activities	(1,648,195)	(406,359)	(237,943)
Cash flows from investing activities
Investment in associate	(3,345,383)	(824,798)
Interest income	236,572	58,326	7,105
Short-term deposits pledged	8,570,517	2,113,047	(1,117,375)
Purchase of plant and equipment	(199,368)	(49,154)	(67,360)
Proceeds from disposal of plant and equipment	7,144	1,761	248,956
Net cash (used in)/generated from investing activities	5,269,482	1,299,182	(928,674)
Cash flows from financing activities
Proceeds from initial public offering (including over-allotment option), net of offering expenses			27,663,011
Advances from a related party			220,854
Repayment of loans to related party			(1,078,100)
Interest paid to related parties			(86,013)
Repayment of lease liabilities	(637,147)	(157,088)	(671,838)
Interest paid for lease liabilities	(26,282)	(6,480)	(22,724)
Net cash generated from/(used in) financing activities	(663,429)	(163,568)	26,025,190
Net change in cash and cash equivalents, and restricted cash	2,957,858	729,255	24,858,573
Cash and cash equivalents, and restricted cash at beginning of period	14,816,854	3,653,071	3,493,475
Effect of foreign exchange rate changes in cash and cash equivalents	(577,460)	(142,372)
Cash and cash equivalents, and restricted cash at end of period	RM 17,197,252	$ 4,239,954	RM 28,352,048